CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
Conversion ratio, ADS to Class A ordinary share	10	10	10
Other comprehensive income (loss), tax	¥ 0	¥ 0	¥ 0